                               ING INVESTORS TRUST
              ING Van Kampen Equity Growth Portfolio ("Portfolio")

                        Supplement dated October 19, 2005
        to the Adviser Class Prospectus, Institutional Class Prospectus,
                            Service Class Prospectus,
                         and Service 2 Class Prospectus
                            Each Dated April 29, 2005

      Effective July 1, 2005 the second paragraph under the section entitled "More on the Portfolio Manager" on page 62 of the Adviser Class Prospectus, page 62 of the Institutional Class Prospectus, page 59 of the Service Class Prospectus and page 59 of the Service 2 Class Prospectus is hereby amended to add Alexander Norton as a portfolio manager to the Portfolio.

      NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
      ----                    ---------------------------------------
      Alexander Norton        Alexander Norton, Vice President, joined Van
                              Kampen in 1999 and has managed the Portfolio
                              since July 2005.  Prior to that, Mr. Norton
                              worked in a research capacity for JPMorgan.  He
                              has over 6 years investment industry
                              experience.  Mr. Alexander serves as the
                              co-portfolio manager and works collaboratively
                              with the other team members to manage the
                              portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING INVESTORS TRUST

              ING VAN KAMPEN EQUITY GROWTH PORTFOLIO ("PORTFOLIO")

                    Supplement Dated October 19, 2005 to the
           Adviser Class Statement of Additional Information ("SAI")
      and the Institutional Class, Service Class, and Service 2 Class SAI
                           Each Dated April 29, 2005

     Effective July 1, 2005, Alexander Norton will serve as an additional portfolio manager to the Portfolio. The sub-sections entitled "ING Van Kampen Equity Growth Portfolio - Other Managed Accounts" and "ING Van Kampen Equity Growth Portfolio - Portfolio Manager Ownership of Securities" under the section entitled "Other Information About Portfolio Managers" on pages 174 and 175, respectively, of the Adviser Class SAI and pages 196 and 198, respectively, of the Institutional Class, Service Class, and Service Class 2 SAI are hereby amended to reflect the addition of Mr. Norton's information. The information listed for Dennis Lynch, David Cohen and Sam Chainani, CFA remains unchanged.

OTHER MANAGED ACCOUNTS
The following table shows the number of accounts and total assets in the accounts as of July 31, 2005, managed by the portfolio managers:

                              REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                                   COMPANIES                      VEHICLES                    OTHER ACCTS
                           ---------------------------     ------------------------     ------------------------
                           NUMBER OF     TOTAL ASSETS      NUMBER OF       TOTAL                        TOTAL
                           NUMBER OF     TOTAL ASSETS      NUMBER OF     ASSETS (IN     NUMBER OF     ASSETS (IN
PORTFOLIO MANAGER           ACCOUNTS     (IN BILLIONS)      ACCOUNTS     BILLIONS)      ACCOUNTS*     BILLIONS)+
----------------------     ---------     -------------     ---------     ----------     ---------     ----------
Dennis Lynch                   32           $13.94             4           $1.0          12,469         $2.93
David Cohen                    32           $13.94             4           $1.0          12,469         $2.93
Sam Chainani                   32           $13.94             4           $1.0          12,469         $2.93
Alexander Norton               32           $13.94             4           $1.0          12,469         $2.93

(*) Includes accounts managed under certain "wrap fee" programs.
(+) Includes one performance based fee account with assets of $202.5 million.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of July 31, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

                         DOLLAR RANGE OF
Portfolio Manager       FUND SHARES OWNED
-----------------       -----------------
Dennis Lynch                  None
David Cohen                   None
Sam Chainani                  None
Alexander Norton              None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE